Fair Value of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets, Carrying amount:
Policy loans	$ 400	$ 338
Short-term securities	32,454
Cash equivalents	37,204	56,714
Financial liabilities, Carrying amount
Investment contracts	(423,710)	(448,009)
Separate account liabilities	(2,300,462)	(2,255,576)	[1]
Financial assets, Fair value:
Policy loans	400	338
Short-term securities	32,454
Cash equivalents	37,204	56,714
Financial liabilities, Fair value:
Investment contracts	(423,874)	(448,876)
Separate account liabilities	(2,300,462)	(2,255,576)	[1]
Fair Value, Inputs, Level 1
Financial assets, Fair value:
Short-term securities	32,454
Cash equivalents	37,204	56,714
Financial liabilities, Fair value:
Separate account liabilities	(2,300,462)	(2,255,576)	[1]
Fair Value, Inputs, Level 2
Financial assets, Fair value:
Policy loans	400	338
Fair Value, Inputs, Level 3
Financial liabilities, Fair value:
Investment contracts	$ (423,874)	$ (448,876)

[1]	The previously issued 2016 Financial Statements improperly disclosed Separate account liabilities as a financial instrument measured at fair value on a recurring basis. Separate account liabilities has been corrected in the above table to conform with current year presentation as it is carried at other than fair value.